FEDERATED INCOME SECURITIES TRUST
 Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 28, 2010
EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
RE:         FEDERATED INCOME SECURITIES TRUST (the “Trust”)
Federated Capital Income Fund
Federated Prudent DollarBear Fund
1933 Act File No. 33-3164
1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2010, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 88 on January 28, 2010.

If you have any questions regarding this certification, please contact me at (412) 288-8160.

Very truly yours,

/s/ C. Grant Anderson
C. Grant Anderson
Assistant Secretary